PGIM TIPS Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.0%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/30	7,127	$6,618,915
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	6,454	5,934,663
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/31	224	205,615
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	1,358	924,406
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	11,565	11,220,562
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	2,890	2,060,787
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	4,452	4,283,334
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	4,872	4,696,933
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	13,332	12,996,322
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	1,426	1,191,848
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	3,801	3,282,847
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	8,060	7,889,007
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	131	111,922
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	267	235,884
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	2,313	2,025,125
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	148	142,586
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	5,002	5,051,337
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	1,107	1,212,696
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	2,233	2,448,762
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	96	96,268
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	656	678,096
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,303	1,388,471
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	7,017	8,246,828
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	372	413,299

Total Long-Term Investments (cost $87,618,249)				83,356,513

	Shares
Short-Term Investment 1.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $1,383,237)(wj)	1,383,237	1,383,237

TOTAL INVESTMENTS 100.6% (cost $89,001,486)		84,739,750
Liabilities in excess of other assets (0.6)%		(538,207)

Net Assets 100.0%		$84,201,543

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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